222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES
JACOB C. TIEDT ATTORNEY AT LAW +1 (312) 609-7697 jtiedt@vedderprice.com

June 26, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Diversified Real Asset Income Fund (the “Registrant”)

File Nos. 811-22936; 333-196063

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Pre-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-14 relating to the issuance of common shares in connection with the mergers of American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc.—II, American Strategic Income Portfolio Inc.—III and American Select Portfolio Inc. with and into a wholly-owned subsidiary of the Registrant (the “Mergers”).

The Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on May 16, 2014 relating to the issuance of common shares in connection with the Mergers, in response to the comments provided telephonically by the staff of the Securities and Exchange Commission to Vedder Price P.C. on June 17, 2014, with respect to the Registration Statement (as addressed in separate correspondence to the staff dated June 26, 2014). The Amendment is also being filed for the purpose of providing certain information required by the Form and to make certain other non-material changes.

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

June 26, 2014

Please contact the undersigned at (312) 609-7697 if you have any questions or comments regarding the filing.

Very truly yours,

/s/ Jacob C. Tiedt